Organization and Business Description - Schedule of Subsidiaries and Consolidated Affiliated Entities (Details)	6 Months Ended
Sep. 30, 2025
Joint Cross Border Logistics Company Limited (“JCB”) [Member]
Schedule of Subsidiaries and Consolidated Affiliated Entities [Line Items]
Subsidiaries	Joint Cross Border Logistics Company Limited (“JCB”)
Date of Incorporation	Jul. 18, 2017
Jurisdiction of Formation	Hong Kong, PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	custom clearance, drugs enlisting, warehouse services and other logistics services
V-Alliance Technology Supplies Limited (“VA”) [Member]
Schedule of Subsidiaries and Consolidated Affiliated Entities [Line Items]
Subsidiaries	V-Alliance Technology Supplies Limited (“VA”)
Date of Incorporation	Sep. 01, 2016
Jurisdiction of Formation	Hong Kong, PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	procurement and distribution of pharmaceutical products